Jan. 31, 2017
Waddell & Reed Advisors Funds

Supplement dated July 28, 2017 to the
Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus
dated January 31, 2017
and as supplemented April 10, 2017

The following replaces in its entirety the third footnote following the table under the “Fees and Expenses” section on pages 2, 7, 13, 18, 24, 29 and 34:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.